Financial instruments and financial risk factors - Schedule of maturity of financial liabilities (Details) - USD ($)	Dec. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 601,100,000	$ 570,600,000
Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	84,900,000	55,500,000
Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	15,400,000	14,500,000
Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	459,800,000	459,100,000
Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	41,000,000.0	41,500,000
Accounts Payable And Accrued Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	75,900,000	47,500,000
Accounts Payable And Accrued Liabilities | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	75,900,000	47,500,000
Accounts Payable And Accrued Liabilities | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Accounts Payable And Accrued Liabilities | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Accounts Payable And Accrued Liabilities | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	78,600,000	76,600,000
Lease liabilities | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	8,800,000	8,000,000.0
Lease liabilities | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	15,300,000	14,300,000
Lease liabilities | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	13,700,000	13,000,000.0
Lease liabilities | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	40,800,000	41,300,000
Restoration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	500,000	400,000
Restoration | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	200,000	0
Restoration | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	100,000	200,000
Restoration | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Restoration | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	200,000	200,000
Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	318,400,000	300,000,000.0
Convertible debt | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Convertible debt | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Convertible debt | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	318,400,000	300,000,000.0
Convertible debt | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Convertible Debt interest
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	127,700,000	146,100,000
Convertible Debt interest | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Convertible Debt interest | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Convertible Debt interest | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	127,700,000	146,100,000
Convertible Debt interest | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	0
Cobalt
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	41,337	53,462
Nickel
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	$ 30,400	$ 21,710